<!--$$/page=-->

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company (U.S.A.)

Address: P.O. Box 111, John Hancock Place

Boston, MA 02117

13F File Number: 28-03983



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:






Name: Tina M. Marks

Title: Reconciliation Manager

Phone: 617-572-1662

"Signature, Place, and Date of Signing:"

"/s/Tina M. Marks 197 Clarendon St. Boston, MA 02117 February 12 2010"

Signature           Place                            Date







Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT

List of other managers reporting for this manager:







    Form 13F File Number Name

"   28-03222             MFC Global Investment Management (U.S.), LLC"








<!--$$/page=-->


               FORM 13F SUMMARY PAGE



Report Summary:

Number of other included managers: 2

Form 13F information table entry total: 9

Form 13F information table value total: 43,371,219



List of other included managers:

No. Form 13F File Number Name

1   028-11519 Manulife Financial Corporation

2   028-04428 The Manufacturers Life Insurance Co.






<!--$$/page=-->




John Hancock Life Insurance Company, USA

December 31, 2009

Item 1                           Item 2 Item 3      Item 4     Item 5       Item 6                 Item 7           Item 8

                                                    Fair                    Investment Discretion Mngr Voting Authority-Shrs

Name of Issuer                   Class  Cusip       Mrkt Value Principal or Shrd/Aff Shrd/Oth Sole        Sole      Shrd None

                                                               #of Shares

AMR Corp                         common 001765 10 6    488,858       63,160   X                    1         63,160

Allied Healthcare Internatnl Inc common 01923A 10 9  2,076,632      716,080   X                    1        716,080

Delta Airlines Inc               common 247361 70 2 18,649,882    1,641,715   X                    1      1,641,715

Enerplus Resources Fund          common 29274D 60 4  6,986,423      304,552   X                    1        304,552

MetroPCS Communications Inc      common 591708 10 2  4,979,617      653,493   X                    1        653,493

Navistar Int Corp                common 63934E 10 8  1,236,684       31,997   X                    1         31,997

Portland General Electric Co     common 736508 84 7  3,997,278      195,945   X                    1        195,945

UAL Corp                         common 902549 80 7  4,782,742      370,468   X                    1        370,468

US Airways Group Inc             common 90341W 10 8    173,103       35,765   X                    1         35,765

TOTALS                                              43,371,219    4,013,175                               4,013,175   0




Page 1